Income and expenses - Disaggregated revenue information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Materialise Software [Member]
Geographical markets
United States of America (USA)	€ 14,946	€ 11,981
Americas other than USA	523	501
Europe (without Belgium) & Africa	17,148	18,749
Belgium	247	235
Asia Pacific	10,825	11,436
Total revenue from contracts with customers	43,688	42,902
Type of goods or service
Software revenue (non-medical)	43,688	42,902
Timing of revenue recognition
Goods/Services transferred at point in time	16,067	19,832
Goods/Services transferred over time	27,621	23,070
Total segments
Geographical markets
United States of America (USA)	79,380	69,140
Americas other than USA	7,544	6,297
Europe (without Belgium) & Africa	117,731	103,530
Belgium	7,408	6,947
Asia Pacific	19,960	19,536
Total revenue from contracts with customers	232,023	205,450
Type of goods or service
Software revenue (non-medical)	43,688	42,902
Software revenue (medical)	27,074	22,856
Medical devices and services	57,772	50,512
Manufacturing	103,489	89,180
Timing of revenue recognition
Goods/Services transferred at point in time	176,531	159,635
Goods/Services transferred over time	55,492	45,815
Materialise Medical [Member]
Geographical markets
United States of America (USA)	45,929	38,507
Americas other than USA	5,752	4,576
Europe (without Belgium) & Africa	24,468	22,098
Belgium	1,003	1,177
Asia Pacific	7,694	7,010
Total revenue from contracts with customers	84,846	73,368
Type of goods or service
Software revenue (medical)	27,074	22,856
Medical devices and services	57,772	50,512
Timing of revenue recognition
Goods/Services transferred at point in time	61,884	54,355
Goods/Services transferred over time	22,962	19,013
Materialise Manufacturing [Member]
Geographical markets
United States of America (USA)	18,505	18,652
Americas other than USA	1,269	1,220
Europe (without Belgium) & Africa	76,116	62,683
Belgium	6,158	5,535
Asia Pacific	1,441	1,090
Total revenue from contracts with customers	103,489	89,180
Type of goods or service
Manufacturing	103,489	89,180
Timing of revenue recognition
Goods/Services transferred at point in time	98,580	85,448
Goods/Services transferred over time	4,909	3,732
Consolidated
Geographical markets
United States of America (USA)	79,380	69,140
Americas other than USA	7,544	6,297
Europe (without Belgium) & Africa	117,731	103,530
Belgium	7,408	6,947
Asia Pacific	19,960	19,536
Total revenue from contracts with customers	232,023	205,450
Type of goods or service
Software revenue (non-medical)	43,688	42,902
Software revenue (medical)	27,074	22,856
Medical devices and services	57,772	50,512
Manufacturing	103,489	89,180
Timing of revenue recognition
Goods/Services transferred at point in time	176,531	159,635
Goods/Services transferred over time	€ 55,492	€ 45,815